Loans and advances to customers - Past due but not impaired (Details) - Loans past due but not impaired - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets past due but not impaired
Loans and advances to customers	$ 301,075	$ 288,802
Current
Financial assets past due but not impaired
Loans and advances to customers	281,832	271,017
1 to 30 Days
Financial assets past due but not impaired
Loans and advances to customers	8,800	9,140
31 to 60 Days
Financial assets past due but not impaired
Loans and advances to customers	6,514	5,748
61 to 90 Days
Financial assets past due but not impaired
Loans and advances to customers	3,929	2,897
Commercial loans (SMEs)
Financial assets past due but not impaired
Loans and advances to customers	71,251	66,262
Commercial loans (SMEs) | Current
Financial assets past due but not impaired
Loans and advances to customers	68,157	63,248
Commercial loans (SMEs) | 1 to 30 Days
Financial assets past due but not impaired
Loans and advances to customers	1,590	1,725
Commercial loans (SMEs) | 31 to 60 Days
Financial assets past due but not impaired
Loans and advances to customers	771	756
Commercial loans (SMEs) | 61 to 90 Days
Financial assets past due but not impaired
Loans and advances to customers	733	533
Mortgages
Financial assets past due but not impaired
Loans and advances to customers	126,835	125,636
Mortgages | Current
Financial assets past due but not impaired
Loans and advances to customers	116,293	116,170
Mortgages | 1 to 30 Days
Financial assets past due but not impaired
Loans and advances to customers	4,545	4,535
Mortgages | 31 to 60 Days
Financial assets past due but not impaired
Loans and advances to customers	4,205	3,636
Mortgages | 61 to 90 Days
Financial assets past due but not impaired
Loans and advances to customers	1,792	1,295
Installment loans to individuals - Revolving consumer credit cards loans
Financial assets past due but not impaired
Loans and advances to customers	52,037	49,585
Installment loans to individuals - Revolving consumer credit cards loans | Current
Financial assets past due but not impaired
Loans and advances to customers	49,253	47,170
Installment loans to individuals - Revolving consumer credit cards loans | 1 to 30 Days
Financial assets past due but not impaired
Loans and advances to customers	1,145	1,061
Installment loans to individuals - Revolving consumer credit cards loans | 31 to 60 Days
Financial assets past due but not impaired
Loans and advances to customers	851	760
Installment loans to individuals - Revolving consumer credit cards loans | 61 to 90 Days
Financial assets past due but not impaired
Loans and advances to customers	788	594
Installment loans to individuals - Non-revolving consumer loans
Financial assets past due but not impaired
Loans and advances to customers	50,952	47,319
Installment loans to individuals - Non-revolving consumer loans | Current
Financial assets past due but not impaired
Loans and advances to customers	48,129	44,429
Installment loans to individuals - Non-revolving consumer loans | 1 to 30 Days
Financial assets past due but not impaired
Loans and advances to customers	1,520	1,819
Installment loans to individuals - Non-revolving consumer loans | 31 to 60 Days
Financial assets past due but not impaired
Loans and advances to customers	687	596
Installment loans to individuals - Non-revolving consumer loans | 61 to 90 Days
Financial assets past due but not impaired
Loans and advances to customers	$ 616	$ 475